Offerings	Oct. 31, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, Sow Good Inc. 2024 Stock Incentive Plan
Amount Registered	3,000,000
Proposed Maximum Offering Price per Unit	9.29
Maximum Aggregate Offering Price	$ 27,870,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,266.9
Offering Note

(1)

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock.

(2)

Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $9.29, which represents the average of the high and low price per share of Registrant’s common stock on October 31, 2024 as reported on the Nasdaq Capital Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, Sow Good Inc. 2020 Stock Incentive Plan
Amount Registered	2,526,780
Proposed Maximum Offering Price per Unit	9.29
Maximum Aggregate Offering Price	$ 23,473,786.2
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,593.84
Offering Note

(1)

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock.

(2)

Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $9.29, which represents the average of the high and low price per share of Registrant’s common stock on October 31, 2024 as reported on the Nasdaq Capital Market.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, Sow Good Inc. 2016 Non-Qualified Stock Option Plan
Amount Registered	2,000
Proposed Maximum Offering Price per Unit	9.29
Maximum Aggregate Offering Price	$ 18,580
Fee Rate	0.01531%
Amount of Registration Fee	$ 2.84
Offering Note

(1)

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock.

(2)

Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $9.29, which represents the average of the high and low price per share of Registrant’s common stock on October 31, 2024 as reported on the Nasdaq Capital Market.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, Sow Good Inc. Amended and Restated 2012 Stock Incentive Plan
Amount Registered	666
Proposed Maximum Offering Price per Unit	9.29
Maximum Aggregate Offering Price	$ 6,187.14
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.95
Offering Note

(1)

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock.

(2)

Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $9.29, which represents the average of the high and low price per share of Registrant’s common stock on October 31, 2024 as reported on the Nasdaq Capital Market.